POST-EMPLOYMENT OBLIGATIONS (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Return on investments	R$ (1,004)
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,198	R$ 9,378	R$ 10,420	R$ 10,366
Return on investments	R$ (1,004)	633	(298)	757
Contributions from employer		272	236	211
Benefits paid		(1,085)	(980)	(914)
Ending balance		R$ 9,198	R$ 9,378	R$ 10,420